Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary share, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary share, shares authorized (in Shares)	500,000,000	500,000,000
Ordinary share, shares issued (in Shares)	44,766,003	44,766,003
Ordinary share, shares outstanding (in Shares)	44,766,003	44,766,003